Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund	Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund		Vanguard Tax-Managed Small-Cap Fund - Institutional Shares
Management Fees		0.05%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.08%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Tax-Managed Small-Cap Fund Institutional) Vanguard Tax-Managed Small-Cap Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares	8	26	45	103

Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund (USD $)	Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund		Vanguard Tax-Managed Small-Cap Fund - Admiral Shares
Management Fees		0.10%
12b-1 Distribution Fee		none
Other Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	0.12%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's benchmark index no longer includes business development companies.

Expense Example, No Redemption (Vanguard Tax-Managed Small-Cap Fund Retail) Vanguard Tax-Managed Small-Cap Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares	12	39	68	154